SHARE-BASED COMPENSATION (Details 9) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Issued		40,455,729
Warrant [Member]
Beginning Balance	155,454,646	30,234,355	11,212,504
Issued	261,814,068	145,695,591	30,234,355
Exercised			(4,598,903)
Cancelled	(41,535,957)	(20,475,302)
Expired			(6,613,601)
Ending Balance	375,732,757	155,454,644	30,234,355
Weighted Average Exercise Price, Beginning balance	$ 0.71	$ 4.48	$ 3.53
Weighted Average Exercise Price, issued	0.18	0.58	4.48
Weighted Average Exercise Price, Cancelled	(0.50)	4.66
Weighted Average Exercise Price, exercised			(3.50)
Weighted Average Exercise Price, expired			(3.54)
Weighted Average Exercise Price, Ending	$ 0.36	$ 0.71	$ 4.48
Warrant [Member] | MedMax Corp Redeemable Shares [Member]
Beginning Balance	40,455,731	17,234,540	8,797,019
Issued	147,508,516	40,455,729	17,234,540
Exercised			(3,701,040)
Cancelled	(40,455,731)	(17,234,540)
Expired			(5,095,979)
Ending Balance	147,508,516	40,455,729	17,234,540
Warrant [Member] | Subordinate Voting Shares [Member]
Beginning Balance	114,998,915	12,999,815	2,415,485
Issued	114,305,552	105,239,862	12,999,815
Exercised			(897,863)
Cancelled	(1,080,226)	(3,240,762)
Expired			(1,517,622)
Ending Balance	228,224,241	114,998,915	12,999,815